Fixed Assets (Details) - Schedule of property, plant, and equipment balances - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fixed Assets (Details) - Schedule of property, plant, and equipment balances [Line Items]
Net opening balance	$ 236,939	$ 240,854
Total	238,095	236,939
Gross balance [Member]
Fixed Assets (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	721,942	682,240
Accumulated depreciation [Member]
Fixed Assets (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	(483,847)	(445,301)
Buildings [Member]
Fixed Assets (Details) - Schedule of property, plant, and equipment balances [Line Items]
Net opening balance	144,731	152,247
Total	145,800	144,731
Buildings [Member] | Gross balance [Member]
Fixed Assets (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	311,363	306,153
Buildings [Member] | Accumulated depreciation [Member]
Fixed Assets (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	(165,563)	(161,422)
Land [Member]
Fixed Assets (Details) - Schedule of property, plant, and equipment balances [Line Items]
Net opening balance	15,478	15,447
Total	15,021	15,478
Land [Member] | Gross balance [Member]
Fixed Assets (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	15,021	15,478
Land [Member] | Accumulated depreciation [Member]
Fixed Assets (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total
Equipment [Member]
Fixed Assets (Details) - Schedule of property, plant, and equipment balances [Line Items]
Net opening balance	57,569	52,448
Total	48,278	57,569
Equipment [Member] | Gross balance [Member]
Fixed Assets (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	296,022	278,176
Equipment [Member] | Accumulated depreciation [Member]
Fixed Assets (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	(247,744)	(220,607)
Other [Member]
Fixed Assets (Details) - Schedule of property, plant, and equipment balances [Line Items]
Net opening balance	19,161	20,712
Total	28,996	19,161
Other [Member] | Gross balance [Member]
Fixed Assets (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	99,536	82,433
Other [Member] | Accumulated depreciation [Member]
Fixed Assets (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	$ (70,540)	$ (63,272)